Interest in Other Entities (Details) - Schedule of difference between the fair value of consideration paid by the company $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Schedule of difference between the fair value of consideration paid by the company [Abstract]
Name of entity	Gix Ltd
Place of business/country of incorporation	Israel
% of ownership interest	8.22% [1]
Nature of relationship	Associate
Measurement method	Equity method
Quoted fair value | $	$ 927
Carrying amount | $ / shares	$ 1,013

[1]	After the acquisition, Gix issued options to employees, so the Company’s holding of Gix decreased from 8.45% to 8.22%